MORGAN LEWIS


March 2, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	The Advisors' Inner Circle Fund III (File Nos. 333-192858 and 811-22920)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated March 1, 2016 for the Trust's Logan Circle Partners Core Plus Fund, Logan Circle Partners Multi-Sector Fixed Income Fund, NorthPointe Small Cap Value Fund, NorthPointe Large Cap Value Fund, Rothschild Larch Lane Alternatives Fund, Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund, Knights of Columbus International Equity Fund and Amundi Smith Breeden Total Return Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 68, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-16-001068) on February 26, 2016.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.


Very truly yours,

/s/ Leon E. Salkin
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Leon E. Salkin




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